Investments (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Available-for-sale Securities [Table Text Block]
The Company's marketable securities are classified as available-for-sale and are reported at their fair values, which are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Balance at December 31, 2012:
Corporate equity securities	$0.1	$—	$—	$0.1
Balance at December 31, 2011:
United States treasury securities	$56.5	$0.1	$—	$56.6
Corporate equity securities	0.1	—	—	0.1